Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
4. Property and Equipment
Property and equipment, net consisted of the following:

	June 30, 2022	December 31, 2021
Furniture and fixtures	$184	$184
Computer equipment and software	459	443
Office equipment	60	60
Leasehold improvements	975	975
Capitalized internal-use software costs	427	427

Total property and equipment	2,105	2,089
Less: accumulated depreciation and amortization	(1,051)	(896)

Property and equipment, net	$1,054	$1,193

Depreciation and amortization expense was $76 and $154 for the three and six months ended June 30, 2022. Depreciation and amortization expense was $68 and $138 for the three and six months ended June 30, 2021.

4.	Property and Equipment
Property and equipment, net consisted of the following:

	December 31,
	2021	2020
Furniture and fixtures	$184	$184
Computer equipment and software	443	390
Office equipment	60	60
Leasehold improvements	975	1,020
Capitalized internal-use software costs	427	—

Total property and equipment	2,089	1,654
Less: accumulated depreciation and amortization	(896)	(650)

Property and equipment, net	$1,193	$1,004

Depreciation and amortization expense was $279 and $300 for the years ended December 31, 2021 and 2020, respectively.